JPMorgan Global Active Allocation Portfolio Annual Fund Operating Expenses - JPMorgan Global Active Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class B
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.06%)	[1]
Net Expenses (as a percentage of Assets)	0.98%

[1]	Brighthouse Investment Advisers, LLC has contractually agreed, for the period May 1, 2026 through April 30, 2027, to reduce the Management Fee. This arrangement may be modified or discontinued prior to April 30, 2027, only with the approval of the Board of Trustees of the Portfolio.